NON-RECOURSE BORROWINGS - Schedule of Repayments of Property Specific Mortgages (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 204,558,000,000	$ 205,336,000,000
Deferred Financing Costs and Other on Secured bank loans	(2,549,000,000)
Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	70,176,000,000	86,734,000,000
Deferred Financing Costs and Other on Secured bank loans	(389,000,000)
Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	55,298,000,000	46,083,000,000
Deferred Financing Costs and Other on Secured bank loans	(1,143,000,000)
Private Equity and Other
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	40,935,000,000	43,884,000,000
Deferred Financing Costs and Other on Secured bank loans	(663,000,000)
Asset management
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	45,800,000,000
LP Investments and Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	26,900,000,000
Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	38,149,000,000	$ 28,635,000,000
Deferred Financing Costs and Other on Secured bank loans	(354,000,000)
Core & T&D (Real Estate) [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	24,400,000
BPY Investment Property [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	35,400,000,000
BPY PPE [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,900,000,000
One year from reporting date
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	48,254,000,000
One year from reporting date | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	32,428,000,000
One year from reporting date | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,189,000,000
One year from reporting date | Private Equity and Other
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,405,000,000
One year from reporting date | LP Investments and Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	20.1
One year from reporting date | Core Office (Real Estate) [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	6.7
One year from reporting date | Retail (Real Estate) [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5.6
One year from reporting date | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,232,000,000
Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	27,332,000,000
Two years from reporting date | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	13,045,000,000
Two years from reporting date | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,827,000,000
Two years from reporting date | Private Equity and Other
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,524,000,000
Two years from reporting date | LP Investments and Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,500,000,000
Two years from reporting date | Core Office (Real Estate) [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,800,000,000
Two years from reporting date | Retail (Real Estate) [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,700,000,000
Two years from reporting date | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,936,000,000
Two years from reporting date | Real Estate - Debt Expansion Options [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	25,700,000,000
2021
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	21,719,000,000
2021 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,517,000,000
2021 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,983,000,000
2021 | Private Equity and Other
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,356,000,000
2021 | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,863,000,000
2022
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	18,434,000,000
2022 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,908,000,000
2022 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,077,000,000
2022 | Private Equity and Other
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,442,000,000
2022 | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,007,000,000
2023
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	29,765,000,000
2023 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,195,000,000
2023 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	6,731,000,000
2023 | Private Equity and Other
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	11,040,000,000
2023 | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,799,000,000
Thereafter
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	61,603,000,000
Total Principal repayments on Secured bank loans	207,107,000,000
Thereafter | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,472,000,000
Total Principal repayments on Secured bank loans	70,565,000,000
Thereafter | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	30,634,000,000
Total Principal repayments on Secured bank loans	56,441,000,000
Thereafter | Private Equity and Other
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	10,831,000,000
Total Principal repayments on Secured bank loans	41,598,000,000
Thereafter | Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	14,666,000,000
Total Principal repayments on Secured bank loans	$ 38,503,000,000